17. SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 17. SUBSEQUENT EVENTS

Subsequent to September 30, 2013:

The Company received the first of two cash payments of A$475,778 pertaining to an agreement whereby a third party acquired the Blue Rose joint venture’s iron ore rights.